Ordinary Shares - Additional Information (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended		12 Months Ended
	Nov. 25, 2020 shares	Nov. 21, 2019 USD ($) $ / shares shares	May 31, 2019 shares	Feb. 28, 2019 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Mar. 23, 2018 USD ($) $ / shares shares
Class Of Stock [Line Items]
Authorized share capital amount | $								$ 50,000,000	$ 50,000,000
Ordinary shares, shares authorized					1,000,000,000,000		1,000,000,000,000	1,000,000,000,000	500,000,000
Ordinary shares, shares issued					2,372,222,222		2,372,222,222	500,000,000
Ordinary shares, par value | $ / shares					$ 0.00000005		$ 0.00000005	$ 0.00000005	$ 0.0001
Issuance of ordinary shares (in shares)			233,217,776	222,222,222
Issuance of ordinary shares				$ 100,000,000		¥ 669,559
Shares issued, price per share | $ / shares				$ 0.45
Ordinary shares contributed for future share awards				403,157
Proceeds from issuance of ordinary shares upon IPO, net of cost of issuance- | ¥						¥ 544,122
Ordinary shares, shares outstanding	2,328,326,132				2,328,326,132		2,350,123,270
American Depositary Shares
Class Of Stock [Line Items]
Proceeds from issuance of ordinary shares upon IPO, net of cost of issuance- | $		$ 90,000,000
Class A Common Shares
Class Of Stock [Line Items]
Shares issued upon conversion	45,000,000
Common stock vote per share					one vote
Ordinary shares, shares outstanding					2,016,701,688
Class B Common Shares
Class Of Stock [Line Items]
Shares converted	45,000,000
Common stock vote per share					fifteen votes
Ordinary shares, shares outstanding					311,624,444
Initial Public Offering
Class Of Stock [Line Items]
Number of ordinary shares in each american depositary share		15
Initial Public Offering | American Depositary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares (in shares)		10,000,000
Shares issued, price per share | $ / shares		$ 9.00